UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vegasoul Capital Management (Asia) Limited

Address:   Level 21, The Centre, 99 Queen's Road Central, Hong Kong SAR


Form 13F File Number: 028-14724


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Wong Chong Yau Runme
Title:  Director
Phone:  HK +852-3114-6311

Signature,  Place,  and  Date  of  Signing:

/s/ Wong Chong Yau Runme           Hong Kong SAR                      5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $       12,875
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Ace Limited                      COM            037964964      381    5,200 SH       SOLE       N/A       5,200      0    0
Airgas Inc                       COM            009363102      712    8,000 SH       SOLE       N/A       8,000      0    0
APPLE INC. CMN                   COM            037833100    1,619    2,700 SH       SOLE       N/A       2,700      0    0
Big Lots  Inc.                   COM            089302103      585   13,600 SH       SOLE       N/A      13,300      0    0
BOSTON PROPERTIES INC            COM            101121101      283    2,700 SH       SOLE       N/A       2,700      0    0
BRISTOL-MYERS SQUIBB COMPANY CMN COM            110122108      901   26,700 SH       SOLE       N/A      26,700      0    0
Google Inc                       CL A           38259P508      577      900 SH       SOLE       N/A         900      0    0
HARLEY-DAVIDSON INC              COM            412822108      805   16,400 SH       SOLE       N/A      16,400      0    0
HUMANA INC                       COM            444859102      546    5,900 SH       SOLE       N/A       5,900      0    0
INTL BUSINESS MACHINES CORP      COM            459200101      855    4,100 SH       SOLE       N/A       4,100      0    0
Nordstrom Inc                    COM            655664100      518    9,300 SH       SOLE       N/A       9,300      0    0
Phillip Morris Intl              COM            718172109      443    4,600 SH       SOLE       N/A       4,600      0    0
PUBLIC SERVICE ENTERPRISE GP     COM            744573106      377   12,300 SH       SOLE       N/A      12,300      0    0
RALPH LAUREN CORP                CL A           751212101      296    1,700 SH       SOLE       N/A       1,700      0    0
RANGE RESOURCES CORP             COM            75281A109      267    5,000 SH       SOLE       N/A       4,600      0    0
RF MICRO DEVICES INC             COM            749941100       55   11,000 SH       SOLE       N/A      11,000      0    0
Tesoro Petroleum Corp            COM UNIT LP    881609101      212    7,900 SH       SOLE       N/A       7,900      0    0
THERMO FISHER SCIENTIFIC INC CMN COM            883556102      767   13,600 SH       SOLE       N/A      13,600      0    0
VF CORP CMN                      COM            918204108      599    4,100 SH       SOLE       N/A       4,100      0    0
Wells Fargo & Co                 COM            949746101      341   10,000 SH       SOLE       N/A      10,000      0    0
CME GROUP INC                    COM            12572Q105    1,736    6,000 SH       SOLE       N/A       6,000      0    0


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